UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira,

Franklin Templeton

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2021

WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 29, 2021

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Intermediate-Term Municipals Fund

Performance review

For the six months ended September 30, 2021, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 1.49%. The Fund’s unmanaged benchmark, the Bloomberg Municipal 1-15 Year Bond Indexi, returned 0.81% for the same period. The Lipper Intermediate Municipal Debt Funds Category Averageii returned 1.15% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of September 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	1.49%
Class C	1.19%
Class I	1.57%
Class IS	1.76%
Bloomberg Municipal 1-15 Year Bond Index	0.81%
Lipper Intermediate Municipal Debt Funds Category Average	1.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2021 for Class A, Class C, Class I and Class IS shares were 0.56%, -0.02%, 0.72% and 0.79%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 0.71%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated July 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 0.59%, 1.18%, 0.45% and 0.37%, respectively.

Western Asset Intermediate-Term Municipals Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A Shares, 1.35% for Class C shares, 0.43% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 29, 2021

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a

IV	Western Asset Intermediate-Term Municipals Fund

potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Bloomberg Municipal 1-15 Year Bond Index is a market value weighted index of investment grade (Baa3/BBB-or higher) fixed-rate municipal bonds with maturities of one to fifteen years.
ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 219 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Intermediate-Term Municipals Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2021 and March 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2021 and held for the six months ended September 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.49%	$1,000.00	$1,014.90	0.59%	$2.98	Class A	5.00%	$1,000.00	$1,022.11	0.59%	$2.99
Class C	1.19	1,000.00	1,011.90	1.19	6.00	Class C	5.00	1,000.00	1,019.10	1.19	6.02
Class I	1.57	1,000.00	1,015.70	0.43	2.17	Class I	5.00	1,000.00	1,022.91	0.43	2.18
Class IS	1.76	1,000.00	1,017.60	0.37	1.87	Class IS	5.00	1,000.00	1,023.21	0.37	1.88

2	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

[1]	For the six months ended September 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 89.0%
Alabama — 1.5%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	$9,000,000	$9,254,297
Subordinated Lien Warrants, Series D	5.000%	10/1/22	2,000,000	2,095,934
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,383,688
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	25,125,000	27,270,768	(a)(b)
Total Alabama				43,004,687
Alaska — 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	936,250
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,174,144
State Capital Project, Series B	4.000%	12/1/36	750,000	878,745
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,288,927
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,219,607
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	2,057,796
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,589,132
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	750,000	970,274
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/31	1,000,000	1,317,835
Total Alaska				11,432,710
Arizona — 2.1%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	808,895
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	992,241
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,211,712
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,254,377
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,720,828

See Notes to Financial Statements.

4	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	$1,100,000	$1,404,341
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,644,952
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,324,486	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,942,894	(a)(b)(c)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,721,504	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,496,714
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,562,145	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,268,140	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,217,889	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,777,765
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,813,602
Total Arizona				60,162,485
California — 9.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,527,302
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,926,867
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,531,388
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,207,936
Series A, Refunding	5.000%	5/1/29	1,255,000	1,377,594
Series A, Refunding	5.000%	5/1/30	1,700,000	1,865,203
Series A, Refunding	5.000%	5/1/31	1,850,000	2,028,290
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.150%	4/1/24	3,000,000	3,053,041	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	0.950%	5/1/23	30,000,000	30,210,456	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	$6,000,000	$7,360,580
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	5,520,500	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	5,395,278	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	566,545	(c)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,625,673
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,595,000	8,139,789	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,806,414	(d)
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,015,196
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,401,659
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,198,708
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,193,111
Various Purpose, Refunding	5.000%	9/1/41	10,500,000	13,690,973
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,555,000	8,939,911	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	6,085,035
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,616,131
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,496,706
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,380,906
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,298,462
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,412,848

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	$3,690,000	$4,735,335
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,775,000	2,209,142	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,179,333	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,177,024	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	6,009,266	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	3,044,990	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,249,061	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,110,452	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,586,854	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	7,927,142
Series C	5.000%	7/1/37	3,000,000	3,683,260
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,855,000	2,302,611
Series B	6.125%	11/1/29	17,735,000	22,012,297
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,263,521	(a)(b)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,860,045
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	580,000	611,156
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,337,046	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	7,886,300

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series A, Refunding	5.000%	10/1/43	$3,000,000	$3,730,301
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,309,805
Series A, Refunding	5.000%	8/1/35	3,115,000	3,889,190
Series A, Refunding	5.000%	8/1/36	1,000,000	1,246,175
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,225,004
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,837,138
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	1/1/34	1,000,000	1,234,415	(c)
Series A	5.000%	5/1/49	2,500,000	3,027,979	(c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,432,618
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,861,092
Series 2018	5.000%	8/1/43	2,000,000	2,457,378
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	2,000,000	2,003,367
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	835,027
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,270,302
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,267,329
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	948,070
Total California				280,632,527
Colorado — 1.2%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	517,037
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,699,941

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	$4,800,000	$5,081,520	(c)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	295,347
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	463,438
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	522,775
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	9,305,000	9,928,298
Series 2008	6.250%	11/15/28	8,000,000	10,056,822
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	894,665
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	585,498
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	519,209
Total Colorado				35,564,550
Connecticut — 1.4%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,365,847
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,350,175
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,885,764
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,805,338
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,106,073
Connecticut State, GO:
Series A	5.000%	4/15/30	750,000	959,350
Series C	4.000%	6/1/35	1,525,000	1,824,878
Series C	4.000%	6/1/37	1,000,000	1,183,687
Series C	4.000%	6/1/38	1,250,000	1,475,989
Series E	5.000%	10/15/34	2,900,000	3,458,578
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,149,629
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,503,459

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	$2,200,000	$2,749,587
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,526,450
Total Connecticut				39,344,804
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,265,663
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	541,460
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	538,964
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,728,342
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,895,688
Total District of Columbia				11,704,454
Florida — 4.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,109,926	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,794,234	(c)
Series A	5.000%	10/1/27	1,750,000	2,158,213	(c)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,979,827	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,662,650
Series A, Refunding	5.000%	7/1/28	5,500,000	6,397,791
Series A, Refunding	5.000%	7/1/30	5,000,000	5,765,914
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,509,794
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,206,429
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,909,206
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	7,225,625
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,145,569	(d)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,316,505
Series A, Refunding	5.000%	10/1/27	3,000,000	3,458,020

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	5.000%	10/1/28	$1,000,000	$1,147,512
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	4,977,356
Lee County, FL, Airport Revenue:
Series A, Refunding	5.000%	10/1/31	3,500,000	4,608,466	(c)
Series A, Refunding, AGM	5.000%	10/1/21	3,580,000	3,580,000	(c)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,088,362	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	1,600,000	1,904,585
Series A, Refunding	4.000%	10/1/35	1,505,000	1,785,529
Series A, Refunding	4.000%	10/1/36	1,000,000	1,182,940
Series A, Refunding	4.000%	10/1/37	2,075,000	2,447,041
Series A, Refunding	4.000%	10/1/38	2,250,000	2,646,722
Series A, Refunding	4.000%	10/1/39	1,500,000	1,759,820
Miami-Dade County, FL, Expressway Authority
Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,359,407
Series B, Refunding	5.000%	7/1/25	3,730,000	4,194,277
Series B, Refunding	5.000%	7/1/26	1,700,000	1,908,620
Series B, Refunding	5.000%	7/1/27	2,350,000	2,634,958
Series B, Refunding	5.000%	7/1/28	1,000,000	1,120,676
Series B, Refunding	5.000%	7/1/30	2,500,000	2,800,234
Series B, Refunding	5.000%	7/1/31	2,750,000	3,079,456
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,224,913
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	760,924
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,207,790
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	4,108,937
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,753,621

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	$1,250,000	$1,564,728
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,138,092
Total Florida				123,624,669
Georgia — 0.9%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	4,041,296
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,676,363
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	920,714
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,509,478
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	2,007,112
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	723,130
Series A, AGM	4.000%	1/1/46	1,200,000	1,367,055
Series A, AGM	4.000%	1/1/46	780,000	888,586
Series A, Refunding	5.000%	1/1/34	850,000	1,096,215
Series A, Refunding	5.000%	1/1/35	875,000	1,125,016
Series A, Refunding	5.000%	1/1/36	1,075,000	1,376,290
Series A, Refunding	5.000%	1/1/37	1,000,000	1,276,336
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,414,374
Series C	4.000%	3/1/50	2,125,000	2,426,235	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,201,969
Total Georgia				27,050,169
Guam — 0.1%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,180,000	3,560,383	(f)

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 12.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	$1,700,000	$1,985,878
Series 2018	5.000%	4/1/36	1,270,000	1,528,355
Series 2018	5.000%	4/1/37	1,400,000	1,681,460
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,665,878
Series A	5.000%	12/1/32	2,800,000	3,536,129
Series A	5.000%	12/1/35	2,560,000	3,205,580
Series B, Refunding	5.000%	12/1/30	2,500,000	3,189,225
Series B, Refunding	5.000%	12/1/31	3,250,000	4,124,546
Series C, Refunding	5.000%	12/1/24	2,500,000	2,833,480
Series C, Refunding	5.000%	12/1/25	1,000,000	1,164,312
Series D	5.000%	12/1/46	1,000,000	1,198,695
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	811,752
Series A	5.000%	1/1/40	7,075,000	8,495,798
Series A	5.000%	1/1/44	2,200,000	2,620,132
Series A, Refunding	5.000%	1/1/25	4,000,000	4,528,251
Series A, Refunding	5.000%	1/1/26	1,250,000	1,456,750
Series A, Refunding	5.000%	1/1/27	2,250,000	2,690,327
Series A, Refunding	5.000%	1/1/34	2,350,000	2,527,930
Series B	5.500%	1/1/30	3,975,000	4,506,247
Series B, Refunding	5.500%	1/1/31	2,000,000	2,262,266
Series B, Refunding	5.500%	1/1/32	2,000,000	2,260,025
Series C, Refunding	5.000%	1/1/25	2,765,000	3,130,154
Series D, Refunding	5.500%	1/1/34	3,180,000	3,590,713
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,417,103
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,462,132
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,555,904
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,629,298
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,800,803
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,885,996
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,981,975
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,077,840
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,178,002

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	$7,445,000	$8,985,514
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,541,417
Series A, Refunding	5.000%	1/1/33	2,145,000	2,435,083	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,127,227
Series B, Refunding	5.000%	1/1/34	10,505,000	11,969,226
Series C	5.000%	1/1/30	6,010,000	6,833,144	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,775,044	(c)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	7,245,744
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	2,279,727
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,788,584
Second Lien	5.000%	1/1/31	1,500,000	1,640,902
Second Lien	5.000%	1/1/32	1,000,000	1,093,935
Second Lien	5.000%	1/1/33	1,035,000	1,132,223
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,750,089
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,995,041
Second Lien Project	5.000%	11/1/31	2,000,000	2,235,353
Second Lien Project	5.000%	11/1/33	1,500,000	1,674,178
Second Lien Project	5.000%	11/1/34	1,000,000	1,114,724
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,493,994
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,980,025
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	1,415,000	1,863,267
Series A, Refunding	5.000%	11/15/38	2,000,000	2,529,694
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	667,019
Property Tax	5.000%	1/1/30	885,000	1,069,715
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	576,169
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	749,075

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	$1,000,000	$1,296,560
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,584,394
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	510,914
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	545,508
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	500,231
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,433,214
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	807,257
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,511,237
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,804,542
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,436,816
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/25	5,000,000	5,728,192
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	599,372
Series A, Refunding, AGM	5.000%	4/1/28	475,000	584,974
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,684,779
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,599,127
Series A	5.000%	3/1/33	5,000,000	6,331,352
Series A	5.000%	3/1/34	4,000,000	5,043,978
Series A	5.000%	3/1/35	2,300,000	2,891,301
Series A	5.000%	5/1/36	4,665,000	5,539,482
Series A	5.000%	5/1/39	4,800,000	5,664,655
Series A, Refunding	5.000%	10/1/27	12,805,000	15,578,808

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	5.000%	10/1/28	$2,000,000	$2,470,368
Series A, Refunding	5.000%	10/1/30	1,275,000	1,556,139
Series B, Refunding	5.000%	9/1/27	6,015,000	7,308,097
Series B, Refunding	5.000%	10/1/27	3,000,000	3,649,857
Series D	5.000%	11/1/27	6,975,000	8,501,655
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	925,443
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	8,410,545	(f)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	16,233,909
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	16,826,299
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,447,834
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	758,053
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	12,010,444
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,486,881
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,166,269
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,387,522
Series C, Refunding	5.000%	3/15/26	1,800,000	1,992,442
Total Illinois				353,337,499
Indiana — 1.3%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,472,518	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,929,288
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	1/1/22	2,500,000	2,508,995	(a)(b)(e)
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	3,136,781

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	$6,000,000	$6,989,117
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,655,887
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	2,900,000	3,418,157	(c)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,448,748	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	400,000	427,335	(c)
Total Indiana				35,986,826
Iowa — 0.2%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	925,000	939,508
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	3,250,000	3,698,821
Total Iowa				4,638,329
Kansas — 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	867,915
Kentucky — 2.2%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	5,031,186	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	6,057,290	(a)(b)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	11,000,000	11,025,571	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	15,727,521	(a)(b)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,765,626
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,223,059

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	$2,250,000	$2,287,552	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	6,037,957	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,669,654
Series B, Refunding	5.000%	1/1/24	1,350,000	1,484,125
Series B, Refunding	5.000%	1/1/27	650,000	785,187
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,986,418	(a)(b)(c)
Total Kentucky				62,081,146
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,978,826	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	5,080,336	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,863,475
Refunding, AGM	5.000%	12/1/29	2,000,000	2,345,200
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,232,914	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	5,250,000	5,423,749	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,918,781	(a)(b)
Total Louisiana				36,843,281
Maryland — 0.2%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	717,078
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,660,242

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	$1,550,000	$1,810,900
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,167,024
Total Maryland				5,355,244
Massachusetts — 1.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,252,316
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,495,965
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,244,860
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,170,409
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,496,350
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,397,424
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,127,290
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	5,188,571	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,830,815
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,501,685
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,348,621
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,625,157
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	6,091,293	(c)
Series E	5.000%	7/1/46	4,000,000	5,025,993	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,980,178
Total Massachusetts				46,776,927
Michigan — 2.5%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,223,378
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,500,002
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,199,553
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,374,045

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan Finance Authority Revenue, Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	$1,850,000	$2,178,518
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,148,438
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,238,525
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,740,727
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,753,327
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,732,176
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	12,917,967
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,128,436
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	807,228
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,663,877	(a)(b)(c)
Graphic Packaging International, LLC Coated Recylced Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	3,057,041	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,782,441	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,399,952
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,925,760
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,327,410
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,169,452
Walled Lake Consolidated School District, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,922,001
Total Michigan				73,190,254
Mississippi — 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,060,109	(a)(b)

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — continued
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	$1,325,000	$1,624,063
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	2,222,039
Total Mississippi				10,906,211
Missouri — 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,407,342
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	4,017,261	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,928,140	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,841,007	(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,508,022
Total Missouri				13,701,772
Nebraska — 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	6,205,845
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,445,226	(a)(b)
Total Nebraska				8,651,071
Nevada — 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	6,093,797
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,560,517	(a)(b)(c)
New Jersey — 7.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,114,950
Refunding, AGM	5.000%	11/1/27	1,500,000	1,665,701

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Refunding, AGM	5.000%	11/1/29	$1,500,000	$1,654,557
Refunding, AGM	5.000%	11/1/31	1,000,000	1,097,898
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,376,038
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	18,600,000	22,227,299
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,559,128
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,526,605
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,829,692
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,442,072
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,605,269
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,937,289
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,194,284
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.650%	3/1/28	20,000,000	20,273,162	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,327,527
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	2,193,592
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,465,265
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,401,898
School Facilities Construction, Series S	4.000%	6/15/40	1,000,000	1,163,716
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	2,030,759
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	13,250,908
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	12,426,472
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,260,124
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,971,679
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,630,028	(c)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,734,869

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
University Hospital, Series A, AGM	5.000%	7/1/28	$2,000,000	$2,314,239
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,385,106
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,500,000	1,683,421
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,669,266
Transportation Program, Series AA	4.000%	6/15/37	2,250,000	2,637,477
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,547,123
Transportation Program, Series AA	5.000%	6/15/37	3,165,000	3,974,596	(f)
Transportation Program, Series AA	4.000%	6/15/38	3,000,000	3,504,745
Transportation Program, Series AA	5.000%	6/15/38	3,000,000	3,810,970
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,200,000	5,298,422	(f)
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	4,008,604
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	2,011,823
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	14,333,024
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,579,189
Series A, Refunding	5.000%	1/1/33	10,230,000	12,015,650
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,971,005
Series A, Refunding	5.000%	6/1/36	3,000,000	3,656,099
Total New Jersey				203,761,540
New Mexico — 0.1%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,100,000
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,987,624	(a)(b)
Total New Mexico				3,087,624
New York — 11.3%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	11,953,273
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/37	2,000,000	2,581,948
Series A, Refunding	5.000%	9/1/38	1,400,000	1,800,250
Series B	1.500%	9/1/26	5,500,000	5,671,541	(a)(b)
Series B, Refunding	5.000%	9/1/32	5,820,000	6,957,395

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	$1,315,000	$1,486,156
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,979,105
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	2,011,984
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,258,272
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,572,637
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,555,748
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,707,194
Series A-2	5.000%	5/15/30	5,250,000	6,674,242	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,949,308
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project	5.000%	1/1/58	551,102	526,702	(b)
New York City, NY, GO:
Step bond, Subseries F-4, (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	3,500,000	4,053,569	(a)(b)
Subseries D-1	5.000%	3/1/37	6,500,000	8,221,324
Subseries D-1	5.000%	3/1/38	6,000,000	7,571,255
Subseries F-1	4.000%	3/1/38	1,000,000	1,176,239
Subseries F-1	5.000%	3/1/39	1,500,000	1,909,877
Subseries F-1	4.000%	3/1/40	1,500,000	1,752,618
Subseries F-1	5.000%	3/1/42	3,500,000	4,420,959
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	614,337
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,879,849
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	2,040,738
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,654,711
New York City, NY, TFA Revenue Future Tax Secured:
Series A	4.000%	11/1/38	3,000,000	3,530,694
Series C	4.000%	5/1/39	4,000,000	4,695,056
Series C	4.000%	5/1/41	5,000,000	5,834,783

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	$2,500,000	$2,869,661
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,591,457
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,170,353
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,509,208
State Supported, Series A	5.000%	3/15/40	6,000,000	7,232,171
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	7,800,000	9,898,120
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,842,125
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,750,000	8,988,107
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,894,554
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,958,249	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,276,773
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,460,061
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	292,412
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,470,403
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,922,664
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,743,188	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	7,786,062	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	$1,000,000	$1,109,450	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,446,323	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,647,715	(c)
Series C	5.000%	12/1/28	1,250,000	1,551,377
Series C	5.000%	12/1/29	1,300,000	1,645,415
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,218,143
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds:
Series A	5.000%	3/15/41	7,945,000	10,059,227
Series C	5.000%	3/15/44	8,995,000	11,307,454
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,606,682	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,602,069	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,711,917
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,958,892	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	3,008,645
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	25,000,000	31,664,288
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project,
Series A, Refunding	5.000%	9/1/36	500,000	635,932
Rensselaer Polytechnic Institute Project,
Series A, Refunding	5.000%	9/1/37	1,375,000	1,743,605
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,311,949
Total New York				326,176,415
North Carolina — 0.6%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,969,453
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,390,627
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,890,927
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,253,592
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,739,022

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	$2,000,000	$2,553,917
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,888,378
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	598,264
Total North Carolina				17,284,180
Ohio — 0.7%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,802,332
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,546,541
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,263,707
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,260,039
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	942,971
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,500,000	2,831,998
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	3,000,000	3,258,575	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,231,367
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	1,116,358
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,169,419
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	866,887
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	694,897
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	895,129	(c)
Total Ohio				19,880,220

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — 0.8%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	$3,170,000	$3,797,195
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,375,317
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,497,873
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,490,633
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,505,727
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,794,869	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	596,602	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,224,120	(c)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,528,220
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,660,289
Total Oregon				24,470,845
Pennsylvania — 3.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	467,582
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	435,099
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,822,618
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	303,203	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	1,735,000	1,964,718
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	326,087	(e)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,215,000	2,501,428
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	875,000	986,352

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Penn State Health	4.000%	11/1/35	$2,000,000	$2,353,336
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,515,786
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,298,594
Series B	5.000%	12/1/37	1,750,000	2,267,324
Series B	5.000%	12/1/38	2,000,000	2,580,790
Series B	5.000%	12/1/39	3,000,000	3,852,201
Series B	5.000%	12/1/40	2,250,000	2,878,330
Series B, Refunding	5.000%	12/1/46	4,750,000	6,030,372
Subordinated, Series B	5.250%	12/1/31	6,750,000	6,805,012	(e)
Subordinated, Series B	4.000%	12/1/46	3,500,000	4,054,193
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,600,884	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,979,494	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,508,983
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,639,840
Series B	5.000%	2/1/36	1,500,000	1,877,625
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,657,553
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	11/1/45	6,300,000	7,944,407
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,661,926
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,981,592
Total Pennsylvania				87,295,329
Puerto Rico — 2.5%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	4,095,000	3,593,362	*(h)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,695,000	*(h)
Series A	5.000%	7/1/42	2,500,000	2,450,000	*(h)
Series A	5.050%	7/1/42	950,000	931,000	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	3,386,475	*(h)(i)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series TT	5.000%	7/1/37	$4,775,000	$4,679,500	*(h)
Series WW	5.500%	7/1/38	840,000	828,450	*(h)
Series XX	5.250%	7/1/40	5,480,000	5,390,950	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	241,563	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	823,437	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	363,988	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,325,873
Restructured, Series A-1	4.550%	7/1/40	680,000	765,861
Restructured, Series A-1	4.750%	7/1/53	3,750,000	4,205,373
Restructured, Series A-1	5.000%	7/1/58	23,945,000	27,219,718
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,255,895
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,411,764
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,802,650
Total Puerto Rico				71,370,859
Rhode Island — 0.2%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	60,000	60,229
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,921,716
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,324,094
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,814,616
Total Rhode Island				7,120,655
South Carolina — 0.4%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,018,804
Refunding	5.000%	12/1/30	2,250,000	2,579,234
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,489,636	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,447,423	(c)
Total South Carolina				12,535,097

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 2.1%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	$3,315,000	$4,065,204
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,884,908
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,821,051
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,741,219	(c)
Series B	5.000%	7/1/26	1,750,000	2,089,006	(c)
Tennessee State Energy Acquisition Corp., Gas Revenue, Series C	5.000%	2/1/24	25,000,000	27,571,167
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	10,090,103	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,808,201
Total Tennessee				59,070,859
Texas — 8.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	780,343
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,098,077
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	839,211
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,172,784
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,091,044	(c)
Series B	5.000%	11/15/30	5,640,000	7,192,020	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,878,872
GO	5.000%	2/15/30	2,000,000	2,493,938
GO	5.000%	2/15/31	2,250,000	2,793,235
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,224,258
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,216,670

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Central Texas, Regional Mobility Authority Revenue:
Senior Lien, Series B	5.000%	1/1/46	$3,750,000	$4,684,947
Senior Lien, Series E	5.000%	1/1/45	3,500,000	4,293,877
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,811,313
Series A, Refunding	5.000%	12/1/36	4,250,000	4,983,538
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/30	1,000,000	1,284,406
Series A, Refunding	5.000%	8/15/31	1,250,000	1,599,360
Series A, Refunding	5.000%	8/15/32	1,000,000	1,274,763
Series A, Refunding	5.000%	8/15/33	1,000,000	1,270,903
Tax and Revenue Certificates of Obligation	5.000%	8/15/30	1,040,000	1,335,782
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,100,360
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	6,277,021
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,053,074	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	738,378
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,131,035
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	5,345,165	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,969,536	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	6,000,000	6,395,267	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,947,223	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	2,259,872	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,787,033	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,780,599	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,260,707	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,781,410	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,083,824

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	$1,800,000	$2,248,466
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,599,214
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,592,256
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,490,833	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	8,809,522	(c)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,310,788	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	252,608
Newark Higher Education Finance Corp., TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,656,094
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,935,233
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	599,094
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,562,158
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,716,737
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,398,353
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,352,654	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,249,044	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,333,452	(c)
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	6,229,229
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,118,620
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,590,000	1,810,772
Texas Private Activity Bond Surface Transportation Corp., Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	6/30/38	1,750,000	2,045,347

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	$2,000,000	$2,364,617
Refunding	4.000%	2/1/36	2,325,000	2,739,386
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	18,700,000	21,742,797
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	5,500,000	6,778,930
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/28	7,000,000	8,824,836
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	800,000	934,280
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,433,138
Total Texas				256,358,303
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,493,495
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,516,517
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	730,000	731,672
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,350,000	3,377,288
Total U.S. Virgin Islands				9,118,972
Utah — 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,598,183	(c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,468,163
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,288,465
Series 2019	4.000%	10/15/33	600,000	692,763
Series 2019	4.000%	10/15/36	1,000,000	1,143,034
Series 2021	4.000%	10/15/33	500,000	585,725

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Series 2021	4.000%	10/15/35	$400,000	$464,881
Series 2021	4.000%	10/15/36	200,000	231,573
Total Utah				10,472,787
Vermont — 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,250,996
Virginia — 1.9%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,448,869
Hampton Roads, VA, Transportation Accountability Commission:
Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,179,054
Senior Lien, Series A	5.000%	7/1/26	13,750,000	16,584,435
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,711,412
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	6,326,386
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,818,142	(c)
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,220,957
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,701,318	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	2,995,803	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,001,538	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,396,184	(c)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,851,691	(c)
The Obligated Group of National Senior Campuses Inc., Series A	5.000%	1/1/31	1,000,000	1,225,123
Total Virginia				55,460,912
Washington — 1.7%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,834,394

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Project One, Series A, Refunding	5.000%	7/1/27	$8,500,000	$9,904,689
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	11,672,845
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,945,211	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,782,720	(c)
Series A	5.000%	5/1/36	4,000,000	4,720,591	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,402,769	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	797,117
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	636,061
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	888,553
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,513,210
Total Washington				48,098,160
West Virginia — 0.6%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,503,865	(a)(b)(c)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,750,318	(a)(b)
West Virginia, WV, Parkways Authority Revenue:
Senior Lien	5.000%	6/1/32	1,250,000	1,664,178
Senior Lien	5.000%	6/1/34	1,000,000	1,319,677
Senior Lien	5.000%	6/1/35	1,255,000	1,650,830
Senior Lien	5.000%	6/1/39	1,500,000	1,942,918
Total West Virginia				17,831,786
Wisconsin — 1.0%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,849,888
Series A, Refunding	5.000%	11/1/32	2,000,000	2,269,513
Series A, Refunding	5.000%	11/1/33	2,000,000	2,268,200
Series A, Refunding	5.000%	11/1/34	2,000,000	2,266,232
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,129,981	(d)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,704,681	(d)

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	$1,700,000	$2,036,423
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,860,267
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,406,374
Total Wisconsin				27,791,559
Total Municipal Bonds (Cost — $2,389,517,906)				2,559,774,988
Municipal Bonds Deposited in Tender Option Bond Trust (j) — 1.0%
New York — 1.0%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $29,528,283)	4.000%	3/15/41	25,170,000	29,062,890
Collateralized Mortgage Obligations (k) — 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A1, Step bond	1.600%	8/15/51	4,809,140	4,844,804
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Variable Rate Certificates, M012 A1A2, Step bond	1.600%	8/15/51	2,705,141	2,724,635
Total Collateralized Mortgage Obligations (Cost — $7,514,281)				7,569,439

			Shares
Statutory Trust Certificates — 0.0%††
CMS Liquidating Trust (Cost — $989,420)			200	414,913	*(l)(m)
Total Investments before Short-Term Investments (Cost — $2,427,549,890)				2,596,822,230

	Rate	Maturity Date	Face Amount
Short-Term Investments — 10.0%
Municipal Bonds — 10.0%
Alabama — 0.0%††
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.040%	7/15/32	700,000	700,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — 0.1%
Arizona Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.090%	1/1/46	$1,745,000	$1,745,000	(n)(o)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.040%	11/15/52	1,800,000	1,800,000	(n)(o)
Total Arizona				3,545,000
California — 0.4%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.030%	11/1/35	2,740,000	2,740,000	(n)(o)
California Statewide CDA, MFH Revenue:
IAC Project, Series W-2, Refunding, LOC - Wells Fargo Bank N.A.	0.090%	9/15/29	1,500,000	1,500,000	(c)(n)(o)
IAC Project, Series W-3, Refunding, LOC - Wells Fargo Bank N.A.	0.090%	4/1/25	100,000	100,000	(c)(n)(o)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.070%	5/15/45	100,000	100,000	(n)(o)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.060%	5/1/30	6,100,000	6,100,000	(c)(n)(o)
San Francisco, CA, City & County Finance Corporation Lease Revenue, Moscone Center Expansion Project, Series 2008-1, Refunding, LOC - State Street Bank & Trust Co.	0.030%	4/1/30	750,000	750,000	(n)(o)
Total California				11,290,000
Colorado — 0.0%††
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.040%	11/15/39	350,000	350,000	(n)(o)
Delaware — 0.1%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	0.090%	11/1/35	2,000,000	2,000,000	(n)(o)
District of Columbia — 0.0%††
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	0.090%	8/15/38	400,000	400,000	(n)(o)
Florida — 1.3%
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	0.060%	2/1/38	4,100,000	4,100,000	(n)(o)

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Hillsborough County, FL, IDA, Healthcare System Revenue:
Baycare Health System, Series B, Refunding,, LOC - TD Bank N.A.	0.090%	11/1/38	$3,100,000	$3,100,000	(n)(o)
Baycare Health System, Series C, Refunding, , LOC - TD Bank N.A.	0.040%	11/1/38	855,000	855,000	(n)(o)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.050%	7/1/37	800,000	800,000	(n)(o)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.070%	5/1/24	27,850,000	27,850,000	(c)(n)(o)
Total Florida				36,705,000
Georgia — 0.6%
Monroe County, GA, Development Authority Revenue, Florida Power & Light Co. Project	0.100%	11/1/47	16,000,000	16,000,000	(c)(n)(o)
Illinois — 0.1%
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	0.040%	4/1/31	1,900,000	1,900,000	(n)(o)
Illinois State Finance Authority Revenue, Edward Hospital Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	0.050%	2/1/29	1,030,000	1,030,000	(n)(o)
Total Illinois				2,930,000
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.040%	11/1/39	2,600,000	2,600,000	(n)(o)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.040%	11/1/39	1,610,000	1,610,000	(n)(o)
Total Indiana				4,210,000
Michigan — 0.1%
University of Michigan Revenue, Series D-1, Refunding	0.030%	12/1/24	1,470,000	1,470,000	(n)(o)
Minnesota — 0.7%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue:
Allina Health System, Series B-1, LOC - JPMorgan Chase & Co.	0.080%	11/15/35	4,700,000	4,700,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Allina Health System, Series B-2, Refunding, LOC - JPMorgan Chase & Co.	0.090%	11/15/35	$800,000	$800,000	(n)(o)
Series C2, LOC - Wells Fargo Bank N.A.	0.050%	11/15/34	200,000	200,000	(n)(o)
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.040%	11/15/48	14,600,000	14,600,000	(n)(o)
Total Minnesota				20,300,000
Mississippi — 0.5%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.040%	12/1/30	1,850,000	1,850,000	(n)(o)
Chevron USA Inc. Project, Series A	0.040%	11/1/35	2,775,000	2,775,000	(n)(o)
Chevron USA Inc. Project, Series B	0.040%	12/1/30	2,920,000	2,920,000	(n)(o)
Chevron USA Inc. Project, Series D	0.040%	11/1/35	400,000	400,000	(n)(o)
Chevron USA Inc. Project, Series E	0.040%	12/1/30	1,600,000	1,600,000	(n)(o)
Chevron USA Inc. Project, Series F	0.040%	12/1/30	700,000	700,000	(n)(o)
Chevron USA Inc. Project, Series G	0.040%	12/1/30	1,010,000	1,010,000	(n)(o)
Chevron USA Inc. Project, Series G	0.040%	11/1/35	650,000	650,000	(n)(o)
Chevron USA Inc. Project, Series K	0.040%	11/1/35	1,850,000	1,850,000	(n)(o)
Total Mississippi				13,755,000
Missouri — 0.0%††
Missouri State HEFA Revenue, Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	0.040%	10/1/35	400,000	400,000	(n)(o)
New Jersey — 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Series D, LOC - TD Bank N.A.	0.030%	7/1/43	400,000	400,000	(n)(o)
New York — 4.2%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.060%	11/1/38	4,100,000	4,100,000	(n)(o)
Build NYC Resource Corp. Revenue:
Asia SOC Project V, Refunding, LOC - TD Bank N.A.	0.050%	4/1/45	175,000	175,000	(n)(o)
Loan Enhanced Assistance, Series A, LOC - Bank of America N.A.	0.060%	3/1/38	700,000	700,000	(n)(o)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center, LOC - HSBC Bank USA N.A.	0.070%	10/1/38	775,000	775,000	(n)(o)

See Notes to Financial Statements.

40	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.050%	11/1/35	$3,400,000	$3,400,000	(n)(o)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.060%	11/1/32	5,550,000	5,550,000	(n)(o)
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.080%	3/1/48	1,200,000	1,200,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.080%	4/1/42	4,600,000	4,600,000	(n)(o)
Subseries I-4, LOC - TD Bank N.A.	0.080%	4/1/36	500,000	500,000	(n)(o)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.060%	3/15/33	5,700,000	5,700,000	(c)(n)(o)
New York City, NY, HDC, MFH Revenue:
Boricua Village Apartment Site, Series C, LOC - Citibank N.A.	0.080%	9/1/42	2,500,000	2,500,000	(c)(n)(o)
Series H	0.120%	3/15/22	6,500,000	6,498,400	(a)(n)(o)
New York City, NY, HDC, Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	0.060%	6/1/40	1,700,000	1,700,000	(c)(n)(o)
New York City, NY, HDC, Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LIQ - FNMA, LOC - FNMA	0.080%	11/15/29	2,000,000	2,000,000	(c)(n)(o)
New York City, NY, IDA Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.060%	1/1/37	7,160,000	7,160,000	(c)(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.040%	6/15/33	4,070,000	4,070,000	(n)(o)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - Landesbank Hessen-Thueringen	0.080%	6/15/39	100,000	100,000	(n)(o)
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA - Landesbank Hessen-Thueringen	0.080%	6/15/39	200,000	200,000	(n)(o)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.090%	6/15/48	6,375,000	6,375,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.090%	6/15/48	$100,000	$100,000	(n)(o)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.080%	6/15/48	555,000	555,000	(n)(o)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.060%	6/15/48	4,335,000	4,335,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Subseries E-3, SPA - JPMorgan Chase & Co.	0.090%	2/1/45	1,940,000	1,940,000	(n)(o)
Subseries A, Refunding, SPA - TD Bank N.A.	0.080%	11/1/29	3,500,000	3,500,000	(n)(o)
Subseries A-3, SPA - Mizuho Bank Ltd.	0.060%	8/1/43	500,000	500,000	(n)(o)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.080%	2/1/44	5,730,000	5,730,000	(n)(o)
New York State Dormitory Authority Revenue:
City University, Series D, Refunding, LOC - TD Bank N.A.	0.060%	7/1/31	2,465,000	2,465,000	(n)(o)
Cornell University, Series A, SPA - Bank of New York Mellon	0.030%	7/1/33	1,530,000	1,530,000	(n)(o)
Cornell University, Series B, SPA - Bank of New York Mellon	0.030%	7/1/33	1,505,000	1,505,000	(n)(o)
Mental Health Services, Subseries D-2H, LOC - Royal Bank of Canada	0.050%	2/15/31	765,000	765,000	(n)(o)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	0.060%	11/1/34	1,290,000	1,290,000	(n)(o)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	0.080%	6/1/36	3,100,000	3,100,000	(c)(n)(o)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.080%	11/1/39	4,100,000	4,100,000	(c)(n)(o)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.080%	11/15/31	1,100,000	1,100,000	(c)(n)(o)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	0.040%	5/1/35	1,965,000	1,965,000	(n)(o)

See Notes to Financial Statements.

42	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.050%	11/1/41	$1,100,000	$1,100,000	(n)(o)
42nd & 10th Housing, Series A, LIQ - FHLMC	0.070%	11/1/41	7,800,000	7,800,000	(c)(n)(o)
55 West 25th Street Housing, Series A, LOC - FNMA	0.060%	11/15/38	100,000	100,000	(c)(n)(o)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.090%	11/1/34	8,800,000	8,800,000	(c)(n)(o)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.060%	11/1/32	200,000	200,000	(c)(n)(o)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, Refunding, SPA - JPMorgan Chase & Co.	0.050%	3/15/33	2,200,000	2,200,000	(n)(o)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.080%	1/1/32	1,890,000	1,890,000	(n)(o)
Series F, Refunding, LOC - Citibank N.A.	0.060%	11/1/32	1,650,000	1,650,000	(n)(o)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.100%	1/1/32	2,580,000	2,580,000	(n)(o)
Westchester County, NY, IDA, Civic Facility Revenue, Northern Westchester Hospital, LOC - TD Bank N.A.	0.060%	11/1/24	1,525,000	1,525,000	(n)(o)
Total New York				119,628,400
North Carolina — 0.1%
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	0.060%	2/1/24	1,725,000	1,725,000	(n)(o)
North Dakota — 0.0%††
North Dakota State HFA Revenue, Series E, SPA - TD Bank N.A.	0.060%	7/1/36	1,300,000	1,300,000	(n)(o)
Oregon — 0.2%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System, Series A, LOC - U.S. Bank N.A.	0.030%	6/1/37	300,000	300,000	(n)(o)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.040%	8/1/34	$4,900,000	$4,900,000	(n)(o)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.030%	8/1/34	1,080,000	1,080,000	(n)(o)
Total Oregon				6,280,000
Pennsylvania — 0.4%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.050%	7/1/34	1,595,000	1,595,000	(n)(o)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.050%	12/1/39	200,000	200,000	(n)(o)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	0.050%	12/1/38	2,100,000	2,100,000	(n)(o)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.050%	12/1/34	6,235,000	6,235,000	(n)(o)
Philadelphia, PA, Gas Works Revenue, Series D, Refunding, LOC - TD Bank N.A.	0.050%	8/1/31	1,200,000	1,200,000	(n)(o)
Total Pennsylvania				11,330,000
Texas — 1.0%
Gulf Coast Authority, TX, Waste Disposal Authority:
ExxonMobil Project	0.060%	6/1/30	11,800,000	11,800,000	(c)(n)(o)
ExxonMobil Project, Series B	0.060%	6/1/25	3,100,000	3,100,000	(c)(n)(o)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Childrens hospital, Series C, Refunding, SPA - Bank of America N.A.	0.090%	10/1/41	1,600,000	1,600,000	(n)(o)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-2, Refunding	0.090%	12/1/41	2,400,000	2,400,000	(n)(o)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.050%	5/15/34	600,000	600,000	(n)(o)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series B, Refunding	0.060%	11/1/29	1,580,000	1,580,000	(c)(n)(o)
ExxonMobil Corp., Subseries B-2, Refunding	0.060%	12/1/39	2,230,000	2,230,000	(c)(n)(o)

See Notes to Financial Statements.

44	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Lower Neches Valley, TX, IDA Revenue, Industrial Development Corp. Project, Refunding	0.060%	5/1/46	$300,000	$300,000	(n)(o)
Texas State, Series A, , SPA - State Street B&T Co	0.050%	6/1/43	4,955,000	4,955,000	(n)(o)
Total Texas				28,565,000
Utah — 0.1%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series A, SPA - JPMorgan Chase	0.100%	5/15/37	100,000	100,000	(n)(o)
IHC Health Services Inc., Series D	0.070%	5/15/36	930,000	930,000	(n)(o)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.050%	5/15/58	1,680,000	1,680,000	(n)(o)
Weber County, UT, Hospital Revenue, IHC Heath Services Inc., Series C, SPA - Bank of New York Mellon	0.100%	2/15/35	1,500,000	1,500,000	(n)(o)
Total Utah				4,210,000
Total Short-Term Investments (Cost — $287,495,000)				287,493,400
Total Investments — 100.3% (Cost — $2,715,044,890)				2,884,315,630
TOB Floating Rate Notes — (0.7)%				(18,875,000)
Other Assets in Excess of Other Liabilities — 0.4%				11,227,873
Total Net Assets — 100.0%				$2,876,668,503

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

September 30, 2021

Western Asset Intermediate-Term Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of September 30, 2021.

(i)	The maturity principal is currently in default as of September 30, 2021.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

46	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

BAN	— Bond Anticipation Notes

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

Q-SBLF	— Qualified School Board Loan Fund

SCAGO	— South Carolina Association of Government Organizations

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	47

Statement of assets and liabilities (unaudited)

September 30, 2021

Assets:
Investments, at value (Cost — $2,715,044,890)	$2,884,315,630
Cash	42,160
Interest receivable	29,553,394
Receivable for securities sold	4,983,192
Receivable for Fund shares sold	3,609,917
Other assets	458
Prepaid expenses	70,582
Total Assets	2,922,575,333

Liabilities:
Payable for securities purchased	21,125,829
TOB Floating Rate Notes (Note 1)	18,875,000
Payable for Fund shares repurchased	4,140,612
Investment management fee payable	811,212
Distributions payable	294,683
Service and/or distribution fees payable	182,143
Interest expense payable	27,130
Trustees’ fees payable	9,101
Accrued expenses	441,120
Total Liabilities	45,906,830
Total Net Assets	$2,876,668,503

Net Assets:
Par value (Note 7)	$4,390
Paid-in capital in excess of par value	2,791,390,138
Total distributable earnings (loss)	85,273,975
Total Net Assets	$2,876,668,503

See Notes to Financial Statements.

48	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Net Assets:
Class A	$742,520,229
Class C	$142,493,424
Class I	$1,493,350,435
Class IS	$498,304,415

Shares Outstanding:
Class A	113,304,436
Class C	21,712,379
Class I	227,960,772
Class IS	75,992,355

Net Asset Value:
Class A (and redemption price)	$6.55
Class C (and redemption price)	$6.56
Class I (and redemption price)	$6.55
Class IS (and redemption price)	$6.56
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.70

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	49

Statement of operations (unaudited)

For the Six Months Ended September 30, 2021

Investment Income:
Interest	$37,423,197

Expenses:
Investment management fee (Note 2)	4,949,790
Service and/or distribution fees (Notes 2 and 5)	1,150,343
Transfer agent fees (Note 5)	868,552
Registration fees	69,584
Interest expense	63,870
Fund accounting fees	47,092
Legal fees	31,378
Audit and tax fees	29,478
Trustees’ fees	22,082
Shareholder reports	15,268
Insurance	13,760
Commitment fees (Note 8)	9,580
Custody fees	5,003
Miscellaneous expenses	7,477
Total Expenses	7,283,257
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(104,453)
Net Expenses	7,178,804
Net Investment Income	30,244,393

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	4,876,739
Change in Net Unrealized Appreciation (Depreciation) From Investments	7,129,117
Net Gain on Investments	12,005,856
Increase in Net Assets From Operations	$42,250,249

See Notes to Financial Statements.

50	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended September 30, 2021 (unaudited) and the Year Ended March 31, 2021	September 30	March 31

Operations:
Net investment income	$30,244,393	$62,513,485
Net realized gain	4,876,739	8,499,732
Change in net unrealized appreciation (depreciation)	7,129,117	110,102,934
Increase in Net Assets From Operations	42,250,249	181,116,151

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(30,039,148)	(62,203,490)
Decrease in Net Assets From Distributions to Shareholders	(30,039,148)	(62,203,490)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	442,746,520	756,118,307
Reinvestment of distributions	28,253,377	59,298,235
Cost of shares repurchased	(275,498,262)	(621,981,519)
Increase in Net Assets From Fund Share Transactions	195,501,635	193,435,023
Increase in Net Assets	207,712,736	312,347,684

Net Assets:
Beginning of period	2,668,955,767	2,356,608,083
End of period	$2,876,668,503	$2,668,955,767

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	51

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.52	$6.21	$6.35	$6.31	$6.38	$6.61

Income (loss) from operations:
Net investment income	0.07	0.16	0.18	0.20	0.20	0.20
Net realized and unrealized gain (loss)	0.03	0.31	(0.14)	0.04	(0.07)	(0.23)
Total income (loss) from operations	0.10	0.47	0.04	0.24	0.13	(0.03)

Less distributions from:
Net investment income	(0.07)	(0.16)	(0.18)	(0.20)	(0.20)	(0.20)
Total distributions	(0.07)	(0.16)	(0.18)	(0.20)	(0.20)	(0.20)

Net asset value, end of period	$6.55	$6.52	$6.21	$6.35	$6.31	$6.38
Total return[3]	1.49%	7.57%	0.54%	3.88%	2.09%	(0.43)%

Net assets, end of period (millions)	$743	$700	$632	$515	$585	$638

Ratios to average net assets:
Gross expenses	0.59%[4]	0.59%	0.65%	0.76%	0.75%	0.75%
Net expenses	0.59 [4,5]	0.59 [5,6]	0.65 [5,6]	0.76 [6]	0.75 [6]	0.75 [6]
Net investment income	2.06 [4]	2.45	2.78	3.18	3.19	3.12

Portfolio turnover rate	4%	16%	32%	22%	15%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

52	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.53	$6.22	$6.36	$6.32	$6.38	$6.62

Income (loss) from operations:
Net investment income	0.05	0.12	0.14	0.16	0.17	0.17
Net realized and unrealized gain (loss)	0.03	0.31	(0.14)	0.04	(0.06)	(0.24)
Total income (loss) from operations	0.08	0.43	0.00 [3]	0.20	0.11	(0.07)

Less distributions from:
Net investment income	(0.05)	(0.12)	(0.14)	(0.16)	(0.17)	(0.17)
Total distributions	(0.05)	(0.12)	(0.14)	(0.16)	(0.17)	(0.17)

Net asset value, end of period	$6.56	$6.53	$6.22	$6.36	$6.32	$6.38
Total return[4]	1.19%	6.93%	(0.04)%	3.27%	1.50%	(0.99)%

Net assets, end of period (millions)	$142	$167	$228	$433	$520	$648

Ratios to average net assets:
Gross expenses	1.19%[5]	1.18%	1.25%	1.34%	1.33%	1.32%
Net expenses	1.19 [5,6]	1.18 [6,7]	1.25 [6,7]	1.34	1.33 [7]	1.32 [7]
Net investment income	1.46 [5]	1.87	2.23	2.60	2.61	2.55

Portfolio turnover rate	4%	16%	32%	22%	15%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$6.52	$6.21	$6.35	$6.31	$6.38	$6.61

Income (loss) from operations:
Net investment income	0.07	0.17	0.19	0.21	0.21	0.21
Net realized and unrealized gain (loss)	0.03	0.31	(0.14)	0.04	(0.07)	(0.23)
Total income (loss) from operations	0.10	0.48	0.05	0.25	0.14	(0.02)

Less distributions from:
Net investment income	(0.07)	(0.17)	(0.19)	(0.21)	(0.21)	(0.21)
Total distributions	(0.07)	(0.17)	(0.19)	(0.21)	(0.21)	(0.21)

Net asset value, end of period	$6.55	$6.52	$6.21	$6.35	$6.31	$6.38
Total return[3]	1.57%	7.76%	0.70%	4.04%	2.24%	(0.28)%

Net assets, end of period (millions)	$1,493	$1,416	$1,251	$1,222	$1,492	$1,344

Ratios to average net assets:
Gross expenses	0.45%[4]	0.45%	0.52%	0.61%	0.62%	0.64%
Net expenses[5,6]	0.43 [4]	0.43	0.49	0.60	0.60	0.60
Net investment income	2.21 [4]	2.61	2.95	3.33	3.34	3.28

Portfolio turnover rate	4%	16%	32%	22%	15%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.43%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

See Notes to Financial Statements.

54	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2021	2020	2019[3]

Net asset value, beginning of period	$6.52	$6.21	$6.36	$6.26

Income (loss) from operations:
Net investment income	0.07	0.17	0.19	0.11
Net realized and unrealized gain (loss)	0.04	0.31	(0.15)	0.11
Total income from operations	0.11	0.48	0.04	0.22

Less distributions from:
Net investment income	(0.07)	(0.17)	(0.19)	(0.12)
Total distributions	(0.07)	(0.17)	(0.19)	(0.12)

Net asset value, end of period	$6.56	$6.52	$6.21	$6.36
Total return[4]	1.76%	7.81%	0.61%	3.48%

Net assets, end of period (millions)	$498	$386	$245	$200

Ratios to average net assets:
Gross expenses	0.37%[5]	0.37%	0.43%	0.53%[5]
Net expenses[6]	0.37 [5]	0.37 [7]	0.43 [7]	0.53 [5]
Net investment income	2.27 [5]	2.66	3.00	3.42 [5]

Portfolio turnover rate	4%	16%	32%	22%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2021 (unaudited).

[3]	For the period ended September 18, 2018 (inception date) to March 31, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended March 31, 2019.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	55

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

56	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,559,774,988	—	$2,559,774,988
Municipal Bonds Deposited in Tender Option Bond Trust	—	29,062,890	—	29,062,890
Collateralized Mortgage Obligations	—	7,569,439	—	7,569,439
Statutory Trust Certificates	—	—	$414,913	414,913
Total Long-Term Investments	—	2,596,407,317	414,913	2,596,822,230
Short-Term Investments†	—	287,493,400	—	287,493,400
Total Investments	—	$2,883,900,717	$414,913	$2,884,315,630

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity,

58	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements, between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.75%, 1.35%, 0.43%, and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended September 30, 2021, fees waived and/or expenses reimbursed amounted to $104,453.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

60	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Pursuant to these arrangements, at September 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires March 31, 2023	$326,689
Expires March 31, 2024	104,453
Total fee waivers/expense reimbursements subject to recapture	$431,142

For the six months ended September 30, 2021, LMPFA did not recapture any fees.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of Legg Mason funds, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$(7,683)
CDSCs	8,162

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2021, such purchase and sale transactions (excluding accrued interest) were $332,528,796 and $156,375,000, respectively.

3. Investments

During the six months ended September 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$191,792,036
Sales	113,705,901

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

At September 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,696,169,890	$171,890,235	$(2,619,495)	$169,270,740

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended September 30, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$543,889	$246,027
Class C	606,454	51,220
Class I	—	569,963
Class IS	—	1,342
Total	$1,150,343	$868,552

For the six months ended September 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$104,453

6. Distributions to shareholders by class

	Six Months Ended September 30, 2021	Year Ended March 31, 2021
Net Investment Income:
Class A	$7,393,516	$16,057,770
Class C	1,169,246	3,693,858
Class I	16,448,988	34,204,116
Class IS	5,027,398	8,247,746
Total	$30,039,148	$62,203,490

62	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

7. Shares of beneficial interest

At September 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2021		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	12,582,767	$83,215,829	21,670,364	$139,496,218
Shares issued on reinvestment	1,068,656	7,056,439	2,392,665	15,336,396
Shares repurchased	(7,723,410)	(51,009,300)	(18,543,877)	(118,585,256)
Net increase	5,928,013	$39,262,968	5,519,152	$36,247,358
Class C
Shares sold	3,268,193	$21,628,830	5,454,888	$35,156,767
Shares issued on reinvestment	173,929	1,150,093	570,805	3,655,111
Shares repurchased	(7,279,477)	(48,211,280)	(17,233,412)	(110,740,232)
Net decrease	(3,837,355)	$(25,432,357)	(11,207,719)	$(71,928,354)
Class I
Shares sold	31,304,536	$206,708,643	65,572,892	$420,871,607
Shares issued on reinvestment	2,294,169	15,142,173	5,049,710	32,368,039
Shares repurchased	(22,924,259)	(151,536,680)	(54,930,882)	(350,392,685)
Net increase	10,674,446	$70,314,136	15,691,720	$102,846,961
Class IS
Shares sold	19,843,110	$131,193,218	25,066,833	$160,593,715
Shares issued on reinvestment	742,562	4,904,672	1,236,133	7,938,689
Shares repurchased	(3,741,047)	(24,741,002)	(6,603,705)	(42,263,346)
Net increase	16,844,625	$111,356,888	19,699,261	$126,269,058

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the

Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended September 30, 2021.

9. Deferred capital losses

As of March 31, 2021, the Fund had deferred capital losses of $91,821,871, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

64	Western Asset Intermediate-Term Municipals Fund 2021 Semi-Annual Report

Western Asset

Intermediate-Term Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0804 11/21 SR21-4270

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 24, 2021

By:	/s/Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	November 24, 2021